Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) (10-K) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Shares Underlying Options Outstanding [Member]
Excluded anti-dilutive stock options and warrants	6,474,527	5,040,306	6,770,777	4,592,347
Shares Underlying Warrants Outstanding [Member]
Excluded anti-dilutive stock options and warrants	7,099,010	7,432,342	7,099,010	3,291,149
Unvested Restricted Stock [Member]
Excluded anti-dilutive stock options and warrants	753,528	584,467	799,387	957,336